UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
Asset-Backed Securities — 1.9%
ALM Loan Funding, Series 2013-7RA, Class C, 4.09%, 4/24/24	USD	500	$476,923
ALM XIV Ltd., Series 2014-14A, Class C, 4.08%, 7/28/26		463	427,185
ALM XVII Ltd., Series 2015-17A, Class C1, 4.75%, 1/15/28		250	238,368
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.33%, 10/15/26		250	221,803
Atrium CDO Corp., Series 9A, Class D, 4.17%, 2/28/24		250	234,089
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 5.13%, 1/20/25		250	244,705
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.28%, 11/14/26		250	225,693
Webster Park CLO Ltd., Series 2015-1A, Class B1, 3.61%, 1/20/27		250	249,990
Total Asset-Backed Securities — 1.9%			2,318,756

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		247	250,427
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		39	40,842
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		590	606,225

			897,494
Commercial Services & Supplies — 0.4%
ADT Corp., 4.13%, 6/15/23		439	408,270
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.42%, 12/01/17 (b)		68	68,255

			476,525
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (a)		165	119,625

Corporate Bonds		Par (000)	Value
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)(b):
3.65%, 12/15/19	USD	260	$260,650
3.88%, 5/15/21		249	249,622

			510,272
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
4.41%, 1/15/18 (b)		228	229,995
6.13%, 1/15/21		127	132,715

			362,710
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		75	67,313
Health Care Providers & Services — 0.3%
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		90	92,644
Tenet Healthcare Corp., 4.15%, 6/15/20 (a)(b)		310	308,450

			401,094
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		340	333,944
Media — 1.9%
Altice Financing SA (a):
6.63%, 2/15/23		200	200,000
7.50%, 5/15/26		200	199,500
Altice US Finance I Corp., 5.38%, 7/15/23 (a)		275	279,917
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (a)		420	449,242
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		358	359,342
Numericable Group SA (a):
6.00%, 5/15/22		200	199,100
6.25%, 5/15/24		240	233,400
7.38%, 5/01/26		455	458,981

			2,379,482
Metals & Mining — 0.4%
Freeport-McMoRan, Inc., 2.38%, 3/15/18		475	460,750
Oil, Gas & Consumable Fuels — 0.9%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		20	20,050
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		155	158,875

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc., 5.50%, 4/01/23	USD	20	$20,000
CONSOL Energy, Inc., 5.88%, 4/15/22		149	121,435
Continental Resources, Inc., 3.80%, 6/01/24		20	17,450
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		20	20,700
Denbury Resources, Inc., 9.00%, 5/15/21 (a)		35	34,431
MEG Energy Corp., 7.00%, 3/31/24 (a)		100	77,000
Newfield Exploration Co., 5.63%, 7/01/24		20	19,900
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)		85	88,931
Oasis Petroleum, Inc., 6.88%, 3/15/22		35	32,200
QEP Resources, Inc., 6.88%, 3/01/21		20	20,100
RSP Permian, Inc., 6.63%, 10/01/22		20	20,650
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		345	348,450
Whiting Petroleum Corp., 5.75%, 3/15/21		75	63,563
WPX Energy, Inc., 6.00%, 1/15/22		70	63,000

			1,126,735
Total Corporate Bonds — 5.8%			7,135,944

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.4%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		507	508,481
Engility Corp., 2nd Lien Term Loan, 12.00%, 5/30/21		134	133,382
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		218	216,720
Term Loan C, 3.75%, 2/28/20		647	647,073
Term Loan D, 3.75%, 6/04/21		259	259,092

			1,764,748
Air Freight & Logistics — 0.6%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		156	132,853
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		161	137,298

Floating Rate Loan Interests (b)		Par (000)	Value
Air Freight & Logistics (continued)
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	USD	25	$21,503
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		222	189,377
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		304	306,519

			787,550
Airlines — 0.6%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		318	318,741
Northwest Airlines, Inc.:
2.75%, 3/10/17		60	58,960
2.13%, 9/10/18		136	132,503
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		252	252,263

			762,467
Auto Components — 2.1%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		569	525,614
2nd Lien Term Loan, 11.00%, 1/29/18		200	152,867
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		202	199,368
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		323	277,350
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		1,091	1,054,751
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		200	200,062
Schaeffler AG, Term Loan B, 4.25%, 5/15/20		99	99,675

			2,509,687
Automobiles — 0.6%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		109	109,372
3.50%, 5/24/17		602	602,550

			711,922
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		254	253,621
2nd Lien Term Loan, 8.25%, 6/03/21		68	64,092

			317,713

2	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21	USD	190	$188,699
Building Materials — 0.5%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		145	131,225
2015 Term Loan, 4.75%, 7/28/22		549	534,604

			665,829
Building Products — 2.8%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		274	269,318
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,175	1,172,539
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		267	262,497
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		417	418,162
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		205	204,632
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		503	504,220
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		108	107,346
Term Loan B, 4.00%, 10/31/19		490	489,658

			3,428,372
Capital Markets — 0.9%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		146	133,039
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		193	192,906
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		778	780,717

			1,106,662
Chemicals — 4.5%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		250	248,501
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		130	128,935
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		460	461,300
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		26	26,352

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (continued)
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22	USD	258	$257,170
Chemours Co., Term Loan B, 3.75%, 5/12/22		256	250,594
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		62	62,225
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		68	58,773
Huntsman International LLC:
2013 Incremental Term Loan, 3.75%, 10/01/21		304	304,845
2016 Term Loan B, 4.25%, 4/01/23		200	201,334
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		268	268,899
MacDermid, Inc.:
1st Lien Term Loan, 5.50%, 6/07/20		528	525,838
Term Loan B2, 5.50%, 6/07/20		32	31,909
Term Loan B3, 5.50%, 6/07/20		724	721,711
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		570	561,346
PQ Corp., Term Loan, 5.75%, 11/04/22		230	231,854
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		258	257,856
2015 2nd Lien Term Loan, 8.50%, 6/19/23		110	104,409
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		350	346,741
2nd Lien Term Loan, 7.75%, 7/31/22		390	352,463
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		120	118,987

			5,522,042
Commercial Services & Supplies — 7.4%
ADMI Corp., 2015 Term Loan B, 5.25%, 4/30/22		262	262,299
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		700	698,249
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		450	450,737
Term Loan F, 3.25%, 2/24/21		192	192,300
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		638	620,166

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (continued)
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21	USD	950	$951,547
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		855	853,422
2nd Lien Term Loan, 8.00%, 5/14/22		325	316,063
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		237	237,692
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		213	213,037
GCA Services Group, Inc., 2016 Term Loan, 5.75%, 3/01/23		430	432,421
KAR Auction Services, Inc.:
Term Loan B2, 3.94%, 3/11/21		304	304,812
Term Loan B3, 4.25%, 3/09/23		405	407,361
Koosharem LLC, Exit Term Loan, 7.50%, 5/16/20		306	252,852
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		301	281,126
Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 5.50%, 5/02/22		100	100,917
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		369	368,931
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		984	968,540
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		157	157,419
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		504	505,884
West Corp., Term Loan B10, 3.25%, 6/30/18		565	564,511

			9,140,286
Communications Equipment — 1.6%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		177	176,211
2nd Lien Term Loan, 7.50%, 1/24/22		84	83,476
CommScope, Inc., Term Loan B5, 3.83%, 12/29/22		209	209,299
Riverbed Technology, Inc., 2016 Term Loan, 5.75%, 4/24/22		212	212,877
Telesat Canada, Term Loan B2, 3.50%, 3/28/19		140	139,509

Floating Rate Loan Interests (b)	Par (000)		Value
Communications Equipment (continued)
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	1,072	$1,073,033

			1,894,405
Construction & Engineering — 0.3%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		120	120,429
CNT Holdings III Corp, Term Loan B, 5.25%, 1/22/23		285	286,605

			407,034
Construction Materials — 1.6%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		797	797,342
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		841	841,655
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		163	164,152
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		99	96,351

			1,899,500
Containers & Packaging — 2.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		504	504,692
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		286	286,921
Term Loan F, 4.00%, 10/01/22		1,399	1,404,343
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		551	551,028

			2,746,984
Distributors — 0.5%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		366	366,002
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		215	208,914

			574,916
Diversified Consumer Services — 3.9%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		644	643,601
2nd Lien Term Loan, 8.00%, 8/13/21		321	321,023
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		709	708,775

4	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20	USD	79	$79,247
Term Loan B, 3.75%, 1/30/20		624	626,534
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		272	267,958
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18		69	66,756
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		384	366,961
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		1,697	1,703,855

			4,784,710
Diversified Financial Services — 2.1%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		433	434,015
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		222	218,577
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		596	586,567
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		120	120,313
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		856	859,218
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		402	402,990

			2,621,680
Diversified Telecommunication Services — 3.6%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		512	510,623
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		506	486,952
2nd Lien Term Loan, 9.75%, 2/12/21		168	158,294
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		2,330	2,337,572
2019 Term Loan, 4.00%, 8/01/19		350	350,302
Telenet International Finance Sarl, Term Loan AD, 4.25%, 6/30/24		325	326,032
Zayo Group LLC, Term Loan B2, 4.50%, 5/06/21		198	199,189

			4,368,964

Floating Rate Loan Interests (b)		Par (000)	Value
Electrical Equipment — 0.9%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16	USD	1,023	$1,023,169
Extended Term Loan, 4.92%, 10/10/17 (c)(d)		380	118,750

			1,141,919
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		369	369,743
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		176	170,837

			540,580
Energy Equipment & Services — 0.3%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		173	173,055
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		276	205,123

			378,178
Food & Staples Retailing — 2.6%
Albertsons LLC, Term Loan B4, 5.50%, 8/25/21		897	897,012
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		493	494,165
2nd Lien Term Loan, 8.50%, 8/03/23		16	15,469
Rite Aid Corp.:
5.75%, 8/21/20		235	235,588
4.88%, 6/21/21		405	405,506
Supervalu, Inc., Refinancing Term Loan B, 5.50%, 3/21/19		93	93,042
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,033	1,032,856

			3,173,638
Food Products — 2.2%
AdvancePierre Foods, Inc., 2016 Term Loan, 4.75%, 5/26/23		165	165,495
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		400	399,261
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		243	240,708
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		606	604,160
Pinnacle Foods Finance LLC:
Incremental Term Loan I, 3.75%, 1/13/23		115	115,208
Term Loan G, 3.25%, 4/29/20		605	605,645

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)	Par (000)			Value
Food Products (continued)
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	USD	—	(e)	$135
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		360		316,703
2nd Lien Term Loan, 10.75%, 11/01/19		270		191,025

				2,638,340
Health Care Equipment & Supplies — 4.3%
Alere, Inc.:
2015 Term Loan A, 3.46%, 6/18/20		107		105,448
2015 Term Loan B, 4.25%, 6/18/22		568		566,497
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		461		461,423
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		871		871,169
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		994		973,759
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		487		487,855
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		514		487,933
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		696		686,982
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		617		584,279

				5,225,345
Health Care Providers & Services — 11.3%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/22		111		110,830
Term Loan B2, 4.50%, 2/16/23		489		490,916
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		104		102,605
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		688		688,933
ATI Holdings Acquisition, Inc., 2016 Term Loan, 5.50%, 5/10/23		145		145,181
CHG Healthcare Services Inc., Term Loan:
2016 B, 5.25%, 5/19/23		770		772,887
4.25%, 11/19/19		652		651,740
Community Health Systems, Inc.:
Term Loan F, 3.92%, 12/31/18		298		297,149
Term Loan G, 3.75%, 12/31/19		714		699,097

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22	USD	347	$345,201
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,176	2,189,295
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		416	416,690
B2, 4.50%, 10/28/22		204	205,144
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		327	327,395
HCA, Inc., Term Loan B6, 3.70%, 3/17/23		1,182	1,192,653
MPH Acquisition Holdings LLC, Term Loan:
2016 B, 5.00%, 5/26/23		620	624,340
3.75%, 3/31/21		686	691,201
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		105	104,945
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		4	3,679
2016 Term Loan, 5.50%, 8/14/21		256	257,070
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 9/30/22		376	377,434
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		716	712,818
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		436	436,934
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		506	504,573
Team Health, Inc., 2015 Term Loan B, 4.50%, 11/23/22		487	488,191
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		544	538,881
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		465	470,524

			13,846,306
Health Care Technology — 0.6%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		745	744,935
Hotels, Restaurants & Leisure — 8.5%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		577	558,083
2nd Lien Term Loan, 8.00%, 8/01/22		227	221,936

6	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20	USD	218	$218,250
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		551	490,690
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		1,076	1,079,092
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,737	1,660,930
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		332	333,458
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		246	241,095
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		482	484,173
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		593	594,158
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		369	365,091
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		587	586,828
Pinnacle Entertainment, Inc., Term Loan B, 3.75%, 4/28/23		112	111,933
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		290	290,272
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		112	112,125
Term Loan B, 4.00%, 2/19/19		592	592,592
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		267	263,758
Station Casinos LLC, Term Loan B:
2016, 3.75%, 5/23/23		1,165	1,166,456
4.25%, 3/02/20		1,049	1,050,275

			10,421,195
Household Products — 1.1%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		180	177,346
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		922	925,868
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		230	231,438

			1,334,652
Independent Power and Renewable Electricity Producers — 3.6%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/27/22		322	279,945

Floating Rate Loan Interests (b)		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Construction Finance Co., LP, Term Loan B1, 3.00%, 5/03/20	USD	363	$354,509
Calpine Corp.:
Term Loan B5, 3.50%, 5/27/22		116	114,928
Term Loan B6, 4.00%, 1/15/23		484	482,336
Term Loan B7, 3.00%, 5/02/23		299	296,427
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 12/19/16		1,370	1,369,269
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		752	743,576
Term Loan C, 5.00%, 12/19/21		33	33,132
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		448	447,303
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		347	286,116

			4,407,541
Industrial Conglomerates — 0.1%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		152	119,895
Insurance — 1.7%
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		144	143,888
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		622	622,185
Term Loan B4, 5.00%, 8/04/22		326	324,650
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		451	444,038
2016 1st Lien Term Loan, 5.25%, 2/28/21		205	206,667
2nd Lien Term Loan, 6.75%, 2/28/22		410	393,088

			2,134,516
Internet Software & Services — 0.6%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		565	566,666
WaveDivision Holdings LLC, Term Loan B, 4.00%, 10/15/19		200	199,626

			766,292

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
IT Services — 4.7%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22	USD	1,062	$1,057,540
Cision US Inc., Term Loan B, 1.00%, 5/12/23		280	270,113
First Data Corp.:
2018 Term Loan, 3.94%, 9/24/18		295	294,876
2021 Extended Term Loan, 4.44%, 3/24/21		3,080	3,093,307
Global Payments Inc., Term Loan B, 3.94%, 4/22/23		660	664,324
Vantiv LLC, 2014 Term Loan B, 3.50%, 6/13/21		383	383,743

			5,763,903
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 4.50%, 4/15/21		328	256,701
Life Sciences Tools & Services — 0.1%
Pharmaceutical Product Development LLC, 1st Lien Term Loan, 4.25%, 8/18/22		100	100,083
Machinery — 2.1%
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		272	272,934
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		243	242,835
Term Loan B3, 4.25%, 8/30/20		74	74,108
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		337	337,783
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		178	178,416
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		557	553,691
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		808	727,866
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		201	200,634

			2,588,267
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/28/20		115	114,914
Media — 13.9%
Altice U.S. Finance I Corp., Extended Term Loan, 4.25%, 12/14/22		1,072	1,073,353
Cengage Learning Acquisitions, Inc., Term Loan:
1st Lien, 7.00%, 3/31/20		963	961,209

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Cengage Learning Acquisitions, Inc., Term Loan (continued):
2016 B, 5.25%, 5/17/23	USD	815	$813,981
0.00%, 7/03/16 (c)(d)(f)		591	—
Charter Communications Operating LLC:
2016 Term Loan H, 3.25%, 8/24/21		240	240,000
2016 Term Loan I, 3.50%, 1/24/23		1,465	1,470,904
Clear Channel Communications, Inc., Term Loan D, 7.20%, 1/30/19		1,129	864,377
Gray Television, Inc., Term Loan C, 4.25%, 6/13/21		464	465,461
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		365	363,161
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		627	619,157
iHeartCommunications, Inc., Extended Term Loan E, 7.95%, 7/30/19		110	83,738
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		759	697,897
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		275	270,036
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		112	112,265
MCC Iowa LLC, Term Loan J, 3.75%, 6/30/21		123	122,583
Media General, Inc., Term Loan B, 4.00%, 7/31/20		492	492,188
Mediacom Communications Corp., Term Loan F, 2.91%, 3/31/18		250	248,338
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		1,110	1,118,092
Numericable U.S. LLC:
Term Loan B6, 4.75%, 2/10/23		873	873,904
Term Loan B7, 5.00%, 1/15/24		280	280,700
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,025	1,023,810
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		39	38,990
Tribune Media Co., Term Loan, 3.75%, 12/27/20		891	892,115
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,611	1,610,094

8	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	650	$936,080
Term Loan F, 3.65%, 6/30/23	USD	525	525,369
Ziggo Financing Partnership:
Term Loan B1, 3.65%, 1/15/22		330	329,941
Term Loan B2A, 3.60%, 1/15/22		215	214,744
Term Loan B3, 3.60%, 1/15/22		353	352,832

			17,095,319
Metals & Mining — 0.8%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		100	13,500
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		175	164,310
Freeport McMoran Copper & Gold Inc., Term Loan A, 3.21%, 5/31/18		9	9,047
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		783	779,818

			966,675
Multiline Retail — 2.0%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		802	797,595
2nd Lien Term Loan, 8.50%, 3/26/20		199	191,997
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		859	863,486
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		305	304,503
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		373	341,990

			2,499,571
Oil, Gas & Consumable Fuels — 2.8%
California Resources Corp., Term Loan A, 2.00%, 10/01/19		132	120,945
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		238	239,222
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		277	120,965
Energy Transfer Equity LP, Term Loan, 3.25%, 12/02/19		47	44,964
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		206	166,885

Floating Rate Loan Interests (b)	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21	USD 205	$198,850
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20	856	761,750
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20	325	302,250
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20	114	113,879
2nd Lien Term Loan, 8.25%, 11/06/20	105	100,800
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21 (c)(d)	60	50,639
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21	21	16,494
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22	232	232,608
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21	493	492,210
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22	376	354,335
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21	132	131,633

		3,448,429
Personal Products — 0.8%
NBTY, Inc., Term Loan B, 5.00%, 5/05/23	400	401,713
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21	606	607,666

		1,009,379
Pharmaceuticals — 5.6%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21	333	334,520
Amneal Pharmaceuticals LLC, Incremental Term Loan, 4.50%, 11/01/19	361	334,469
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19	208	207,060
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21	1,094	1,075,404
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22	763	752,183

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.45%, 2/27/21	USD	964	$966,000
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		1,218	1,218,628
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.71%, 10/20/18		150	148,165
Series A4 Tranche A, 3.69%, 4/01/20		144	139,753
Series C2 Term Loan B, 4.75%, 12/11/19		901	888,731
Series D2 Term Loan B, 4.50%, 2/13/19		561	553,700
Series E Term Loan B, 4.75%, 8/05/20		213	209,794

			6,828,407
Professional Services — 3.8%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		181	179,549
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		583	580,203
2014 2nd Lien Term Loan, 7.50%, 7/25/22		160	152,400
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		708	707,412
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/03/22		539	539,905
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		408	386,698
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		491	488,397
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		1,672	1,671,065

			4,705,629
Real Estate Investment Trusts (REITs) — 1.1%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		478	474,365
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		870	875,281

			1,349,646
Real Estate Management & Development — 2.0%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		489	490,292

Floating Rate Loan Interests (b)		Par (000)	Value
Real Estate Management & Development (continued)
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21	USD	546	$544,612
Realogy Corp.:
Extended Letter of Credit, 0.48%, 10/16/16		40	39,344
Term Loan A, 2.69%, 10/23/20		255	249,900
Term Loan B, 3.75%, 3/05/20		1,167	1,169,188

			2,493,336
Road & Rail — 1.3%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		972	969,012
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		452	447,833
2nd Lien Term Loan, 7.75%, 9/30/21		225	221,625

			1,638,470
Semiconductors & Semiconductor Equipment — 3.4%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		2,865	2,871,847
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		152	153,439
NXP BV:
2015 Term Loan B, 3.75%, 12/07/20		691	692,785
Term Loan D, 3.25%, 1/11/20		322	321,248
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		125	125,808

			4,165,127
Software — 5.2%
Evertec Group LLC, Term Loan B, 3.25%, 4/17/20		238	231,908
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		793	776,762
Informatica Corp., Term Loan, 4.50%, 8/05/22		925	914,059
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		114	93,400
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		409	417,293
Initial Incremental Term Loan, 4.50%, 10/30/19		485	485,793
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		492	488,412

10	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	May 31, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
Mitchell International, Inc. (continued):
2nd Lien Term Loan, 8.50%, 10/11/21	USD	350	$323,165
SolarWinds, Inc., Term Loan, 6.50%, 2/03/23		655	654,797
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		240	241,301
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		404	403,577
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		1,208	1,211,969
2015 Term Loan B2, 4.00%, 7/08/22		165	165,920

			6,408,356
Specialty Retail — 2.6%
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		295	294,624
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		249	249,338
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		536	537,446
Term Loan B, 3.75%, 1/28/20		509	509,141
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		706	704,206
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.75%, 1/26/23		180	180,695
2016 Term Loan B2, 5.64%, 1/26/23		374	376,243
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		274	274,063
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		344	94,489

			3,220,245
Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		315	314,729
Dell, Inc., Term Loan C, 3.75%, 10/29/18		566	565,799
Linxens France SA, Term Loan, 5.00%, 10/14/22		180	178,204

			1,058,732
Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		463	456,501

Floating Rate Loan Interests (b)		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21	USD	110	$81,614
Samsonite International SA, Term Loan B, 4.00%, 5/12/23		115	115,920

			654,035
Thrifts & Mortgage Finance — 0.4%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		495	493,394
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		318	318,090
Nexeo Solutions LLC, 2016 Term Loan, 5.25%, 5/05/23		60	60,038

			378,128
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		289	261,432
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		228	221,542
Wireless Telecommunication Services — 2.8%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,135	1,131,428
New Lightsquared LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 6/15/20 (g)		1,636	1,505,388
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		783	787,712

			3,424,528
Total Floating Rate Loan Interests — 133.7%			164,221,750

Non-Agency Mortgage-Backed Securities — 0.3%
Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		304	304,669

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		12	163
Eaton Vance Senior Income Trust		3,347	19,981
Total Investment Companies — 0.0%			20,144

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Warrants — 0.0%	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	691	$1,774
Total Long-Term Investments (Cost — $175,628,885) — 141.7%		174,003,037

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.42% (h)(i)	3,717,851	3,717,851
Total Short-Term Securities (Cost — $3,717,851) — 3.0%		3,717,851

Value
Total Investments (Cost — $179,346,736*) — 144.7%	$177,720,888
Liabilities in Excess of Other Assets — (44.7)%	(54,875,059)

Net Assets — 100.0%	$122,845,829

* As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$179,896,819

Gross unrealized appreciation	$992,296
Gross unrealized depreciation	(3,168,227)

Net unrealized depreciation	$(2,175,931)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Amount is less than $500.

(f)	Zero-coupon bond.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	254,052	3,463,799	3,717,851	$3,717,851	$690

(i)	Current yield as of period end.

Portfolio Abbreviations

ADS	American Depositary Shares
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GBP	British Pound
PIK	Payment-In-Kind.
USD	U.S. Dollar

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

12	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(4)	10-Year U.S. Treasury Note	September 2016	USD 518,750	$(37)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	723,596	GBP	495,000	State Street Bank and Trust Company	6/06/16	$6,651
USD	724,929	GBP	495,000	Barclays Bank PLC	7/06/16	7,819
Total						$14,470

OTC Total Return Swaps

Reference Entity	Fixed Rate Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums (Received)	Unrealized Appreciation
IBoxx USD Liquid High Yield Index	3-Month LIBOR	JPMorgan Chase Bank N.A.	12/20/16	USD	125	$(65)	$(84)	$19

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,830,398	$488,358	$2,318,756
Corporate Bonds	—	7,135,944	—	7,135,944
Floating Rate Loan Interests	—	155,098,078	9,123,672	164,221,750
Investment Companies	$20,144	—	—	20,144
Non-Agency Mortgage-Backed Securities	—	304,669	—	304,669
Warrants	—	—	1,774	1,774
Short-Term Securities	3,717,851	—	—	3,717,851

Total	$3,737,995	$164,369,089	$9,613,804	$177,720,888

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	—	$19	—	$19
Foreign currency exchange contracts	—	14,470	—	14,470
Liabilities:
Interest contracts	$(37)	—	—	(37)

Total	$(37)	$14,489	—	$14,452

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$152,930	—	—	$152,930
Cash pledged for futures contracts	5,700	—	—	5,700
Cash pledged — OTC derivatives	125,000	—	—	125,000
Foreign currency at value	1,733	—	—	1,733
Liabilities:
Bank borrowings payable	—	$(51,000,000)	—	(51,000,000)

Total	$285,363	$(51,000,000)	—	$(50,714,637)

During the period ended May 31, 2016, there were no transfers between Level 1 and Level 2.

14	BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Warrants	Total
Assets:
Opening balance, as of August 31, 2015	$1,801,100	$7,593,019	$5,940	$9,400,059
Transfers into Level 3[1]	—	5,958,936	—	5,958,936
Transfers out of Level 3[2]	—	(2,977,421)	—	(2,977,421)
Accrued discounts/premiums	3,323	11,635	—	14,958
Net realized gain (loss)	(234,931)	(119,352)	—	(354,283)
Net change in unrealized appreciation (depreciation)	(1,321)	(261,094)	(4,166)	(266,581)
Purchases	488,209	1,207,626	—	1,695,835
Sales	(1,568,022)	(2,289,677)	—	(3,857,699)

Closing balance, as of May 31, 2016	$488,358	$9,123,672	$1,774	$9,613,804

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[3]	$(57)	$(272,400)	$(4,166)	$(276,623)

[1]     As of August 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,958,936 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]     As of August 31, 2015, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $2,977,421 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]     Any difference between net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	MAY 31, 2016	15

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: July 22, 2016